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USAA SMALL CAP STOCK FUND
(Fund Shares and Institutional Shares)
SUPPLEMENT DATED MAY 14, 2013
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2012

This Supplement updates certain information contained in the above-dated prospectus for the USAA Small Cap Stock Fund (the Fund). Please review this important information carefully.

Effective May 3, 2013, Michael Allocco is no longer a portfolio manager at Granaham Investment Management, Inc. and therefore all references to Mr. Allocco in the Fund's prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

97795-0513